CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive loss [Member]	Treasury Shares, at cost [Member]	Retained earnings [Member]	Total
Balance at Dec. 31, 2013	$ 89	$ 187,924	$ (1,471)	$ (9,587)	$ 54,834	$ 231,789
Issuance of shares upon exercise of stock-based awards	1	1,524				1,525
Equity-based compensation expenses		3,700				3,700
Repurchase of Ordinary shares				(485)		(485)
Other comprehensive loss			(3,364)			(3,364)
Net loss					(5,200)	(5,200)
Balance at Dec. 31, 2014	90	193,148	(4,835)	(10,072)	49,634	227,965
Issuance of shares upon exercise of stock-based awards	1	2,125				2,126
Equity-based compensation expenses		3,775				3,775
Repurchase of Ordinary shares				(15,590)		(15,590)
Other comprehensive loss			(2,723)			(2,723)
Net loss					(6,340)	(6,340)
Balance at Dec. 31, 2015	91	199,048	(7,558)	(25,662)	43,294	209,213
Equity-based compensation expenses		3,711				3,711
Additional payment to non-controlling shareholders		(1,088)				(1,088)
Repurchase of Ordinary shares				(3,925)		(3,925)
Other comprehensive loss			(670)			(670)
Net loss					179	179
Balance at Dec. 31, 2016	$ 91	$ 201,671	$ (8,228)	$ (29,587)	$ 43,473	$ 207,420